Document And Entity Information	Nov. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	The Beachbody Company, Inc.
Entity Central Index Key	0001826889
Entity Emerging Growth Company	false
Securities Act File Number	001-39735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	883-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock Par Value0.0001 Per Share2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BODY
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Common Stock At An Exercise Price Of11.501 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one-fiftieth of one share of Class A common stock at an exercise price of $575.00
Trading Symbol	BODY WS
Security Exchange Name	NYSE